Debt (Tables)	12 Months Ended
Mar. 29, 2013
Debt, Current [Abstract]
Schedule of long term debt instruments
The following is a summary of the Company's debt as of March 29, 2013 and March 30, 2012:

(Amounts in millions)	March 29, 2013	March 30, 2012
4.45% term notes, due September 2022	$349	$—
6.50% term notes, due March 2018	998	997
2.50% term notes, due September 2015	350	—
5.50% term notes, due March 2013	—	699
5.00% term notes, due February 2013	—	300
Four-year term loan	250	—
Mandatorily redeemable preferred stock outstanding	59	—
Note payable of consolidated subsidiary	62	—
Capitalized lease liabilities	561	574
Borrowings for assets acquired under long-term financing	98	84
Other borrowings	5	86
Total debt	2,732	2,740
Less: short term debt and current maturities of long term debt	234	1,254
Total long-term debt	$2,498	$1,486

Schedule of future minimum lease payments required under the capital leases
Expected maturities of long-term debt, including borrowings for asset financing but excluding future minimum capital lease payments, for years subsequent to March 29, 2013, are as follows:

Fiscal Year	Amount (in millions)
2014	$52
2015	71
2016	381
2017	194
2018	1,064
Thereafter	409
Total	$2,171

Schedule of long term debt expected maturities
The future minimum lease payments required to be made under the capital leases as of March 29, 2013, are as follows:

Fiscal Year	Amount (in millions)
2014	$221
2015	195
2016	115
2017	73
2018	38
Thereafter	97
Total minimum lease payments	739
Less: Amount representing interest	178
Present value of net minimum lease payments	561
Less: Current maturities of capital lease obligations	182
Long-term capitalized lease liabilities	$379